Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss) including non-controlling interests	$ 39,334	$ (7,975)	$ (82,441)	$ 20,465	$ (2,587)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	131	230	673	829	304
Amortization of deferred financing costs	218	168	787	225	397
Non-cash lease expense	1,148
Changes in operating assets and liabilities:
Due from affiliates, net	(7,555)	7,635	(49,824)	(12,407)	(9,930)
Other assets	(10,047)	1,724	(10,222)	2,219	1,315
Accounts payable, accrued expenses and other liabilities	4,608	(3,927)	11,153	(6,562)	9,227
Accrued compensation	(26,045)	(17,962)	135,108	39,295	19,880
Operating lease liabilities	(1,205)
Net cash provided by (used in) operating activities	587	(20,107)	5,234	44,064	18,606
Cash flows from investing activities
Purchase of fixed assets	(295)	(15)	(652)	(1,173)	(3,176)
Proceeds from promissory note			(30,000)
Repayments of promissory note			30,000
Net cash provided by (used in) investing activities	(295)	(15)	(652)	(1,173)	(3,176)
Cash flows from financing activities
Proceeds from debt obligations	97,898	71,570	240,547	344,944	124,918
Repayments of debt obligations	(94,745)	(31,095)	(171,458)	(83,590)	(109,690)
Deferred financing costs		(300)	(594)	(4,151)	(414)
Contributions	2,614	1,804	9,264	20,042	18,520
Distributions	(9,125)	(20,101)	(78,054)	(320,252)	(44,849)
Net cash provided by (used in) financing activities	(3,358)	21,878	(295)	(43,007)	(11,515)
Net increase (decrease) in cash and cash-equivalents	(3,066)	1,756	4,287	(116)	3,915
Cash and cash-equivalents, beginning of the period	11,630	7,343	7,343	7,459	3,544
Cash and cash-equivalents, end of the period	8,564	9,099	11,630	7,343	7,459
Supplemental and Non-Cash Information
Non-cash contributions (capital contribution receivable)	607		567	1,853	2,606
Cash paid for interest	5,675	5,693	23,231	2,697	$ 770
Cash paid for income taxes	$ 230	$ 142	$ 142	$ 359